Segment Reporting - Segment Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) item	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Segment reporting
Number of core business areas | item	2
Revenue from external customers	$ 837,999	$ 426,409	$ 356,128
Interest income	36,145	9,599	2,076
Interest expense	(759)	(652)	(592)
Equity in earnings of equity investees, net of tax	47,295	49,753	60,617
Income tax (expense)/benefit	(4,509)	283	(11,918)
Net income/(loss) attributable to the Company	100,780	(360,835)	(194,648)
Depreciation/amortization	(8,207)	(8,664)	(7,190)
Additions to non-current assets (other than financial instruments and deferred tax assets)	41,754	48,973	30,999
Segment information
Total assets	1,279,773	1,029,445
Property, plant and equipment	99,727	75,947
Right-of-use assets	4,665	8,722
Leasehold land	11,261	11,830
Goodwill	3,064	3,137
Other intangible asset	21	85
Investments in equity investees	48,411	73,777
Oncology/Immunology segment
Segment reporting
Revenue from external customers	528,616	163,844	119,610
Other Ventures segment
Segment reporting
Revenue from external customers	309,383	262,565	236,518
Reportable segment | Oncology/Immunology segment
Segment reporting
Revenue from external customers	528,616	163,844	119,610
Interest income	802	678	812
Interest expense	(279)
Equity in earnings of equity investees, net of tax		5	20
Income tax (expense)/benefit	(787)	4,870	5,862
Net income/(loss) attributable to the Company	51,162	(385,412)	(291,731)
Depreciation/amortization	(7,640)	(8,060)	(6,633)
Additions to non-current assets (other than financial instruments and deferred tax assets)	41,338	48,288	29,616
Segment information
Total assets	265,889	297,602
Property, plant and equipment	98,952	74,878
Right-of-use assets	4,005	6,517
Leasehold land	11,261	11,830
Investments in equity investees		316
Reportable segment | Oncology/Immunology segment | R&D
Segment reporting
Revenue from external customers	364,451	39,202	43,181
Interest income	802	678	812
Interest expense	(279)
Equity in earnings of equity investees, net of tax		5	20
Income tax (expense)/benefit	(628)	5,501	7,182
Net income/(loss) attributable to the Company	25,504	(402,779)	(295,763)
Depreciation/amortization	(7,640)	(8,060)	(6,633)
Additions to non-current assets (other than financial instruments and deferred tax assets)	41,338	48,288	29,616
Segment information
Total assets	202,288	251,618
Property, plant and equipment	98,952	74,878
Right-of-use assets	4,005	6,517
Leasehold land	11,261	11,830
Investments in equity investees		316
Reportable segment | Oncology/Immunology segment | R&D | PRC
Segment reporting
Revenue from external customers	18,492	39,202	43,181
Interest income	786	674	809
Interest expense	(279)
Equity in earnings of equity investees, net of tax		5	20
Income tax (expense)/benefit	(420)	(552)	22
Net income/(loss) attributable to the Company	(198,551)	(215,834)	(143,528)
Depreciation/amortization	(7,146)	(7,576)	(6,436)
Additions to non-current assets (other than financial instruments and deferred tax assets)	41,228	47,563	25,295
Segment information
Total assets	177,601	221,337
Property, plant and equipment	98,034	72,775
Right-of-use assets	3,454	3,350
Leasehold land	11,261	11,830
Investments in equity investees		316
Reportable segment | Oncology/Immunology segment | R&D | U.S. and others
Segment reporting
Revenue from external customers	345,959
Interest income	16	4	3
Income tax (expense)/benefit	(208)	6,053	7,160
Net income/(loss) attributable to the Company	224,055	(186,945)	(152,235)
Depreciation/amortization	(494)	(484)	(197)
Additions to non-current assets (other than financial instruments and deferred tax assets)	110	725	4,321
Segment information
Total assets	24,687	30,281
Property, plant and equipment	918	2,103
Right-of-use assets	551	3,167
Reportable segment | Oncology/Immunology segment | Marketed Products
Segment reporting
Revenue from external customers	164,165	124,642	76,429
Income tax (expense)/benefit	(159)	(631)	(1,320)
Net income/(loss) attributable to the Company	25,658	17,367	4,032
Segment information
Total assets	63,601	45,984
Reportable segment | Oncology/Immunology segment | Marketed Products | PRC
Segment reporting
Revenue from external customers	157,020	124,642	76,429
Income tax (expense)/benefit	(159)	(631)	(1,320)
Net income/(loss) attributable to the Company	23,090	17,367	4,032
Segment information
Total assets	61,472	45,984
Reportable segment | Oncology/Immunology segment | Marketed Products | U.S. and others
Segment reporting
Revenue from external customers	7,145
Net income/(loss) attributable to the Company	2,568
Segment information
Total assets	2,129
Reportable segment | Other Ventures segment | PRC
Segment reporting
Revenue from external customers	309,383	262,565	236,518
Interest income	455	272	282
Interest expense	(38)
Equity in earnings of equity investees, net of tax	47,295	49,748	60,597
Income tax (expense)/benefit	(1,201)	(1,345)	(14,573)
Net income/(loss) attributable to the Company	50,272	54,604	142,890
Depreciation/amortization	(344)	(299)	(318)
Additions to non-current assets (other than financial instruments and deferred tax assets)	330	664	1,056
Segment information
Total assets	163,311	235,500
Property, plant and equipment	564	735
Right-of-use assets	366	1,308
Goodwill	3,064	3,137
Other intangible asset	21	85
Investments in equity investees	48,411	73,461
Unallocated
Segment reporting
Interest income	34,888	8,649	982
Interest expense	(442)	(652)	(592)
Income tax (expense)/benefit	(2,521)	(3,242)	(3,207)
Net income/(loss) attributable to the Company	(654)	(30,027)	(45,807)
Depreciation/amortization	(223)	(305)	(239)
Additions to non-current assets (other than financial instruments and deferred tax assets)	86	21	$ 327
Segment information
Total assets	850,573	496,343
Property, plant and equipment	211	334
Right-of-use assets	$ 294	$ 897